Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statement of comprehensive income [abstract]
PROFIT/(LOSS) FOR THE PERIOD	€ 24,740	€ (69,271)
Items that may be reclassified to profit or loss
Currency translation differences	612	1,677
Items that will not be reclassified to profit or loss
Defined benefit plan actuarial gains/(losses)	(10)	(8)
Other comprehensive income/(loss) for the period, net of tax	602	1,669
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	€ 25,342	€ (67,602)